Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation adjustments, tax benefit (provision)	$ (1,488)	$ 3,173	$ (546)	$ (450)	$ 1,681	$ 942	$ (2,153)
Unrealized loss on cash flow hedges, tax benefit		4		171	175	2,965	6,309
Reclassification adjustment for losses on cash flow hedges included in net loss, tax (provision)		$ (693)		$ (2,095)	$ (2,773)	$ (4,764)	$ (7,102)